MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:	MARKETABLE SECURITIES

As of December 31, 2015 and 2014, the fair value, Amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2015
	Amortized Cost	Gross unrealized Gains	Gross Unrealized losses	Fair value

Government debentures – fixed interest rate	$5,242	-	$(19)	$5,223
Corporate debentures – fixed interest rate	$34,663	-	$(235)	$34,428

	$39,905	-	$(254)	$39,651

	December 31, 2014
	Amortized Cost	Gross unrealized Gains	Gross Unrealized losses	Fair value

Government debentures – fixed interest rate	$5,161	-	$(33)	$5,128
Corporate debentures – fixed interest rate	$28,148	-	$(178)	$27,970

	$33,309	-	$(211)	$33,098

As of December 31, 2015, the contractual maturities of available-for-sale marketable securities are up to 3 years, an amount of $8,776 were classified as short-term marketable securities as part of the current assets due to contractual maturity of up to one year. Interest receivable included in other receivables and prepaid expenses amounted to $ 280 and $334 as of December 31, 2014 and 2015, respectively.